Debentures	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Debentures

10. Debentures

On May 15, 2019 and September 28, 2018, the Company issued Debentures, non-convertible into shares, in the amount of R$ 800,000, with the objective of funding the Group’s working capital and treasury investments. As of March 31, 2020, the total balance is comprised of the following issuances:

Issuance	Quantity (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108.0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,093.87	438,010
2st	400,000	107.5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,016.83	406,351

Total	800,000								844,361

	March 31, 2020	December 31, 2019
Principal	800,000	800,000
Interest	56,258	47,127
Payments	(11,897)	(11,897)

Total	844,361	835,230

Current	444,361	435,230
Non-current	400,000	400,000

The principal amount and accrued interest payables related to the first issuance are due on the maturity date, while for the second issuance, 50% of the principal amount is due on May 15, 2021 and the remaining balance on the maturity date, and accrued interest payable every 12 months from the issuance date. There were no amounts paid in the period ended March 31, 2020.

Debentures are subject to financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 24(b)).

16. Debentures

On May 15, 2019 and September 28, 2018, the Company issued Debentures, non-convertible into shares, in the amount of R$ 800,000, with the objective of funding the Group’s working capital and treasury investments. As of December 31, 2019, the total balance is comprised of the following issuances:

Issuance	Quantity (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108,0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,082.01	433,262
2st	400,000	107,5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,005.88	401,968

Total	800,000								835,230

	2019	2018
Principal	800,000	400,000
Interest	47,127	6,538
Payments	(11,897)	—

Total	835,230	406,538

Current	435,230	—
Non-current	400,000	406,538

The principal amount and accrued interest payables related to the first issuance are due on the maturity date, while for the second issuance, 50% of the principal amount is due on May 15, 2021 and the remaining balance on the maturity date, and accrued interest payable every 12 months from the issuance date. There were no amounts paid in 2019.

Debentures are subject to financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 34(ii)).